As filed with the Securities and Exchange Commission on November 28, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-22335)

Evermore Funds Trust
 (Exact name of registrant as specified in charter)

89 Summit Avenue
3rd Floor
Summit, New Jersey 07901
 (Address of principal executive offices) (Zip code)

Eric LeGoff
Evermore Funds Trust
89 Summit Avenue
3rd Floor
Summit, New Jersey 07901
 (Name and address of agent for service)

(908) 378-2882
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2017

Item 1. Schedule of Investments.

Evermore Global Value Fund

SCHEDULE OF INVESTMENTS at September 30, 2017 (Unaudited)

Shares			Value
COMMON STOCKS - 93.4%
Asset Management & Custody Banks - 7.9%
417,455	AURELIUS Equity Opportunities SE & Co. KGaA (Germany)(3)		$27,452,070
214,797	Eurazeo SA (France)		19,199,973
			46,652,043
Casinos & Gaming - 6.3%
50,452,269	Codere SA (Spain)(1)(2)		21,287,626
533,349	Universal Entertainment Corp. (Japan)(3)		15,688,826
			36,976,452
Chemicals - 3.2%
466,880	Kraton Corp. (United States)(1)(4)		18,880,627

Construction & Engineering - 4.1%
101,716	Compagnie d'Enterprises CFE (Belgium)(3)		15,153,412
50,133	Ackermans & van Haaren NV (Belgium)		8,790,014
			23,943,426
Consumer Finance - 3.6%
5,816,208	B2Holding ASA (Norway)(8)		13,802,038
16,710,000	Emergent Capital, Inc. (United States) (Acquired 07/26/2017, Cost $3,342,000)(1)(8)(9)		7,519,500
			21,321,538
Diversified Telecommunication Services - 7.0%
1,752,328	ICE Group AS (Norway)(1)		23,651,863
18,892,745	Telecom Italia SpA (Italy)(1)		17,695,899
			41,347,762
Industrial Conglomerates - 13.8%
4,542,708	Bolloré SA (France)(3)		22,705,486
301,637	EXOR NV (Netherlands)		19,126,373
591,219	thyssenkrupp AG (Germany)		17,521,353
363,010	Lifco AB - B Shares (Sweden)		11,837,525
782,100	CK Hutchinson Holdings, Ltd. (Hong Kong)		9,997,015
			81,187,752
Insurance - 5.7%
520,628	NN Group NV (Netherlands)		21,788,722
665,724	Ambac Financial Group, Inc. (United States)(1)(4)		11,490,396
			33,279,118
IT Services - 1.9%
702,291	Indra Sistemas SA (Spain)(1)		11,093,392

Life Sciences Tools & Services - 5.5%
3,072,513	Enzo Biochem, Inc. (United States)(1)(5)(8)		32,169,211

Marine - 12.1%
3,009,273	Scorpio Bulkers, Inc. (Monaco)(1)		21,215,374
292,109	Hapag-Lloyd AG (Germany)(1)(3)		12,342,391
5,783,298	Navios Maritime Partners LP (Greece)(1)(8)		11,855,761
2,148,278	Songa Bulk AS (Norway)(1)(3)(5)(8)		11,247,811
1,708,000	Navios Maritime Containers, Inc. (Norway)(1)(5)(8)		9,435,872
1,886,689	Safe Bulkers, Inc. (Greece)(1)		5,169,528
			71,266,737
Media - 5.1%
1,184,245	Vivendi SA (France)(4)		29,980,532

Metals & Mining - 2.1%
1,210,181	Constellium NV - Class A (Netherlands)(1)		12,404,355

Oil, Gas & Consumable Fuels - 4.8%
722,586	Par Pacific Holdings Inc. (United States)(1)		15,029,789
2,180,909	Frontline, Ltd. (Norway)(4)		13,172,690
			28,202,479
Pharmaceuticals - 3.0%
1,198,313	Fagron NV (Belgium)(1)(8)		17,448,548

Real Estate Management & Development - 0.0%
700	Viktoria Invest SA (France)(1)		4,265

Semiconductors & Semiconductor Equipment - 7.3%
2,469,554	MagnaChip Semiconductor Corp. (South Korea)(1)(5)(8)		28,029,438
583,143	Xperi Corp. (United States)		14,753,518
			42,782,956
TOTAL COMMON STOCKS
(Cost $393,713,105)			548,941,193

Principal Amount			Value
CORPORATE OBLIGATIONS - 1.6%
Consumer Finance - 1.6%
	Emergent Capital, Inc.
$9,358,000	8.500%, 7/15/2021 (United States) (Acquired 07/26/2017, Cost $9,358,000)(2)(8)(9)		9,358,000
TOTAL CORPORATE OBLIGATIONS
(Cost $9,358,000)			9,358,000

Shares			Value
WARRANTS - 0.9%
Consumer Finance - 0.2%
4,344,786	Emergent Capital, Inc., Expiration: July, 2025, Exercise Price $0.20 (United States) (Acquired 07/26/2017, Cost $0.04)(1)(8)(9)		1,126,403

Insurance - 0.7%
496,324	Ambac Financial Group, Inc., Expiration: April, 2023, Exercise Price $16.67 (United States)(1)(8)		3,968,111

TOTAL WARRANTS
(Cost $5,333,613)			5,094,514

Contracts(6)		Notional Value	Value
CALL OPTIONS PURCHASED - 0.1%
Hedges - 0.1%
2,900	SPDR Gold Shares, Expiration: November, 2017, Strike Price $126.00 (United States)	$35,258,200	185,600
2,500	CurrencyShares Swiss Franc Trust, Expiration: December, 2017, Strike Price $100.00 (United States)	24,427,500	181,250
2,300	CurrencyShares Japanese Yen Trust, Expiration: December, 2017, Strike Price $90.00 (United States)	19,635,100	97,750
3,000	CurrencyShares Euro Trust, Expiration: October, 2017, Strike Price $124.00 (United States)	34,230,000	1,500
TOTAL CALL OPTIONS PURCHASED
(Cost $1,279,113)			466,100

PUT OPTIONS PURCHASED - 0.1%
Hedges - 0.1%
5,000	SPDR S&P500 ETF Trust, Expiration: November, 2017, Strike Price $237.00 (United States)	125,615,000	342,500
7,000	CurrencyShares Euro Trust, Expiration: December, 2017, Strike Price $110.00 (United States)	79,870,000	196,000
500	iShares 20+ Year Treasury Bond ETF, Expiration: October, 2017, Strike Price $125.00 (United States)	6,238,000	67,750
1,500	SPDR S&P500 ETF Trust, Expiration: October, 2017, Strike Price $235.00 (United States)	37,684,500	23,250
2,300	iShares iBoxx $ High Yield Corporate Bond ETF, Expiration: October, 2017, Strike Price $86.00 (United States)	20,414,800	23,000
TOTAL PUT OPTIONS PURCHASED
(Cost $2,189,271)			652,500

Shares
SHORT-TERM INVESTMENTS - 1.7%
Money Market Funds - 1.7%
9,863,762	Treasury Portfolio - Institutional Class, 0.90%(7)		9,863,762
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,863,762)			9,863,762

SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES - 8.1%
Money Market Funds - 8.1%
47,656,541	Dreyfus Government Cash Management - Investor Class, 0.92%(7)		47,656,541
TOTAL SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES
(Cost $47,656,541)			47,656,541

TOTAL INVESTMENTS IN SECURITIES - 105.9%
(Cost $469,393,405)			622,032,610
Liabilities in Excess of Other Assets - (5.9)%			(34,496,353)
TOTAL NET ASSETS - 100.0%			$587,536,257

Percentages are stated as a percent of net assets.
(1)	Non-income producing security.
(2)
These securities were fair valued in good faith by the Adviser's Valuation Committee. The aggregate value of these securities at September 30, 2017 were $30,645,626, which represents 5.2% of net assets.

(3)	All or a portion of this security is on loan.
(4)
All or a portion of this security was segregated as collateral for written options. Written options are collateralized with fully paid securities and cash with a value of $26,314,271 at September 30, 2017.

(5)	Affiliated company as defined by the Investment Company Act of 1940.
(6)	100 shares per contract.
(7)	Seven-day yield as of September 30, 2017.
(8)	The Advisor has deemed a portion of these securities as illiquid. These securities have a value of $71,935,970, which represents 12.2% of total net assets at September 30, 2017.
(9)	These securities are restricted. These securities have a value of $18,003,903, which represents 3.1% of total net assets at September 30, 2017.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Country	Long Exposure
United States^	29.4%
France	12.2%
Norway	12.1%
Germany	9.8%
Netherlands	9.1%
Belgium	7.1%
Spain	5.5%
South Korea	4.8%
Monaco	3.6%
Italy	3.0%
Greece	2.9%
Japan	2.7%
Sweden	2.0%
Hong Kong	1.7%
Total	105.9%

Percentages are stated as a percent of net assets.
^	United States allocation includes Short-Term Investment-Money Market Fund of 1.7% and Securities Held as Collateral on Loaned Securities of 8.1%

SCHEDULE OF OPTIONS WRITTEN at September 30, 2017 (Unaudited)
Contracts(1)			Notional Value	Value
CALL OPTIONS WRITTEN
2,300		CurrencyShares Japanese Yen Trust, Expiration: December, 2017, Strike Price $95.00 (United States)	$19,635,100	$23,000
3,000		CurrencyShares Euro Trust, Expiration: October, 2017, Strike Price $117.00 (United States)	34,230,000	22,500
1,600		SPDR Gold Shares, Expiration: November, 2017, Strike Price $136.00 (United States)	19,452,800	12,000
2,300		SPDR Gold Shares, Expiration: October, 2017, Strike Price $134.00 (United States)	27,963,400	5,750
500		iShares 20+ Year Treasury Bond ETF, Expiration: October, 2017, Strike Price $133.00 (United States)	6,238,000	1,750
TOTAL CALL OPTIONS WRITTEN
(Premiums Received $421,875)				65,000

PUT OPTIONS WRITTEN
5,000		SPDR S&P 500 ETF Trust, Expiration: November, 2017, Strike Price $220.00 (United States)	125,615,000	112,500
3,500		SPDR S&P 500 ETF Trust, Expiration: October, 2017, Strike Price $218.00 (United States)	87,930,500	19,250
500		iShares 20+ Year Treasury Bond ETF, Expiration: October 2017, Strike Price $121.00 (United States)	6,238,000	7,250
2,300		iShares iBoxx $ High Yield Corporate Bond ETF, Expiration: October, 2017, Strike Price $81.00 (United States)	20,414,800	5,750
TOTAL PUT OPTIONS WRITTEN
(Premiums Received $770,601)				144,750

TOTAL OPTIONS WRITTEN				$209,750
(Premiums Received $1,192,476)
	(1)	100 shares per contract.

SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS at September 30, 2017 (Unaudited)
As of September 30, 2017, the Fund had the following forward currency contracts outstanding:

		Currency to be Received			Currency to be Delivered
Settlement Date	Counterparty	Amount	Currency	USD Value at September 30, 2017	Amount	Currency	USD Value at September 30, 2017	Net Unrealized Appreciation (Depreciation)
12/13/2017	Bank of New York Mellon	250,167,775	USD	$250,167,775	209,000,000	EUR	$248,074,897	$2,092,878
12/13/2017	Bank of New York Mellon	60,168,486	USD	60,168,486	469,277,000	NOK	59,023,728	1,144,759
12/13/2017	Bank of New York Mellon	16,194,796	USD	16,194,796	1,768,788,000	JPY	15,778,398	416,398
12/13/2017	Bank of New York Mellon	12,150,592	USD	12,150,592	96,500,000	SEK	11,901,403	249,188
				$338,681,649			$334,778,426	$3,903,223

EUR	Euro
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollars

Evermore Global Value Fund
Summary of Fair Value Exposure at September 30, 2017 (Unaudited)

The Evermore Global Value Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. These types of assets generally included in this category are domestic equities listed in active markets and foreign equities listed in active markets that have not been fair valued using Intercontinental Exchange's Fair Value Information Services ("FVIS").

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. The types of assets generally included in this category are bonds, financial instruments classified as derivatives and foreign equities fair valued using FVIS.

• Level 3 — Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or required significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may also include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the level inputs used to value the Fund's net assets as of September 30, 2017 (see Schedule of Investments for industry breakout):

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Consumer Discretionary	$15,688,826	$–	$21,287,626	$36,976,452
Energy	28,202,479	–	–	28,202,479
Financials	121,649,586	7,519,500	–	129,169,086
Health Care	61,455,283	–	–	61,455,283
Industrials	119,122,651	–	–	119,122,651
Information Technology	53,876,348	–	–	53,876,348
Materials	48,806,335	–	–	48,806,335
Real Estate	-	4,265	–	4,265
Telecommunication Services	47,676,431	23,651,863	–	71,328,294
Total Common Stocks	496,477,939	31,175,628	21,287,626	548,941,193
Corporate Obligations	–	–	9,358,000	9,358,000
Warrants	–	5,094,514	–	5,094,514
Call Options Purchased	–	466,100	–	466,100
Put Options Purchased	–	652,500	–	652,500
Short-Term Investments	9,863,762	–	–	9,863,762
Investments Purchased With Proceeds From Securities Lending Collateral	47,656,541	–	–	47,656,541
Total Investments in Securities	553,998,242	37,388,742	30,645,626	622,032,610
Unrealized Appreciation on Forward Foreign Currency Contracts*	–	3,903,223	–	3,903,223
Total Assets	$553,998,242	$41,291,965	$30,645,626	$625,935,833
Liabilities
Call Options Written*	$–	$65,000	$–	$65,000
Put Options Written*	–	144,750	–	144,750
Total Liabilities	$–	$209,750	$–	$209,750

* Forward foreign currency contracts are reflected at the unrealized appreciation (depreciation), while options written are reflected at value.

Transfers between levels are determined as of the end of the reporting period. It is the Fund’s policy to recognize transfers at the value as of the end of the period. Below are the transfers between Levels 1 and 2 during the reporting period from January 1, 2017 through September 30, 2017:

Description				Investments in Securities
Transfers into Level 1				$9,863,762
Transfers out of Level 1				(3,968,110)
Net transfers in and/or out of Level 1				$5,895,652

Transfers into Level 2				$3,968,110
Transfers out of Level 2				(9,863,762)
Net transfers in and/or out of Level 2				$(5,895,652)

Transfers between Level 1 and Level 2 were made due to an increase or decrease in the level of inputs utilized for such securities in accordance with the fair value hierarchy.

There were no transfers into or out of Level 3 during the period. Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description				Common Stocks	Corporate Obligations
Balance as of January 1, 2017				$14,724,773	$-
Purchases				5,770,743	9,358,000
Sales proceeds and paydowns				-	-
Accreted discounts, net				-	-
Realized gain (loss)				-	-
Change in unrealized appreciation (depreciation)				792,110	-
Transfers into/(out of) Level 3				-	-
Balance as of September 30, 2017				$21,827,626	$9,358,000
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at September 30, 2017.				$792,150	$-

The Level 3 amount disclosed in the Notes to the Financial Statements totaling $30,645,626 consists of two securities that are fair valued in good faith by the Adviser's Valuation Committee.

Option Writing.  Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Financial Derivative Instruments. The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Fund may use derivative instruments for risk management purposes and as part of its investment strategies. Generally, derivatives are financial instruments whose value depend on or are derived from, the value of one or more underlying assets, reference rates, or indices (a “reference instrument”) and may relate to stocks, bonds, interest rates, currencies, commodities or related indices. Derivative instruments allow the Fund to gain or reduce exposure to the value of a reference instrument without actually owning or selling the instrument.

Derivative instruments may be used for “hedging,” which means that they may be used when the Adviser seeks to protect the Fund’s investments from a decline in value resulting from changes to interest rates, market prices, currency fluctuations or other market factors. Derivative instruments may also be used for other purposes, including to seek to increase liquidity, provide efficient portfolio management, broaden investment opportunities (including taking short or negative positions), implement a tax or cash management strategy, gain exposure to a particular security or segment of the market, modify the effective duration of the Fund’s portfolio investments and/or enhance total return. However derivative instruments are used, their successful use is not assured and will depend upon, among other factors, the Adviser’s ability to gauge relevant market movements.

During the period ended September 30, 2017, the Fund hedged most of its currency exposure through the use of foreign currency forward contracts. During the period, these foreign currency forward contracts have contributed positively to Fund performance. The Fund also invests a small portion of its assets in options to hedge portfolio tail risk. The Adviser views these as "disability insurance" for times when global markets experience significant volatility. These options negatively affected Fund performance during the period.

The following table shows the fair value of derivative instruments as of September 30, 2017 and their location on the Fund's Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivative Instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Foreign Exchange Contracts - Forward foreign currency contracts	Unrealized appreciation on forward foreign currency contracts	$3,903,223	Unrealized depreciation on forward foreign currency contracts	$-

Equity Contracts - Options	Investments in securities, at value	642,100	Written options, at value	164,250

Foreign Exchange Contracts - Options	Investments in securities, at value	476,500	Written options, at value	45,500
Total		$5,021,823		$209,750

The average monthly value outstanding of purchased and written options during the period ended September 30, 2017 were as follows:

Purchased Options	$2,031,210
Written Options	$(792,419)

The average monthly notional value outstanding of forwards during the period ended September 30, 2017 were as follows:

	Long Positions	Short Positions
Forwards	$289,407,376	$3,969,430

Securities Lending. The Fund is authorized to lend securities it holds to brokers, dealers and other financial organizations. This activity is subject to an agreement where The Bank of New York Mellon acts as the Fund’s agent. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Pursuant to this agreement, income earned from the securities lending program is paid to the Fund, net of any fees paid to The Bank of New York Mellon and is recognized as “Securities Lending Income, net” on the Statement of Operations.

Lending of the Fund’s securities exposes the Fund to risks such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral in instances when the value of the collateral is less than the loaned securities, (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or (iv) the Fund may experience losses related to the reinvestment of collateral. To minimize these risks, loans must be continuously secured by collateral consisting of cash or securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, or an irrevocable standby letter of credit or any combination thereof. The collateral and the securities loaned shall be marked to market daily value. Upon the origination of any loan, collateral shall be equal to 102% of the market value (plus accrued interest) of the securities loaned, if the securities loaned are issued by the U.S. issuers. Such collateral requirement shall be 105% for securities of non-U.S. issuers. The collateral must be received concurrently with delivery of the loaned securities and the collateral must be kept in an account appropriately segregated by the custodian from any assets not belonging to the Fund. The value of the collateral requirement is determined based upon the closing price of a borrowed security, with the collateral balance adjusted the following business day. Although there is no specified time limit regarding how long a security may be out on loan, the Fund or the borrower may request that a security on loan be returned at any time. If the Fund requests that a specific security be returned, and the borrower fails to return such security, the Fund will be able to retain the borrower’s collateral. Assets in the collateral account will be invested by The Bank of New York Mellon, as directed by the Adviser in short term U.S. government money market instruments that constitute “Eligible Securities” (as defined in Rule 2a- under the Investment Company Act). All of the assets that are held by the collateral account will be valued on an amortized cost basis to the extent permitted by applicable Commission or staff releases, rules, letters or orders.

During the period ended September 30, 2017 the Fund had loaned securities that were collateralized by cash.  The cash collateral received was invested in the Dreyfus Government Cash Management Investors Class Fund is presented in the Fund’s Schedule of Investments as “Securities Held as Collateral on Loaned Securities.”  The collateral amount received does not include excess collateral received, if any, which is included in the “Payable upon return of securities on loan” on the Statement of Assets and Liabilities. The securities lending program restricts investments to several prescribed money market funds along with a collateralized separate account investment option.

Secured Borrowings

Securities Lending Transactions
Overnight and Continuous	Money Market Funds*
Evermore Global Value Fund	$47,656,541
* Proceeds from securities lending (Money Market collateral).

Investments in Affiliates. The Fund owned 5% or more of the voting securities of the following companies during the period ended September 30, 2017. As a result, these companies are deemed to be affiliated companies. The below table represents share activity:

Issuer	Share Balance January 1, 2017	Purchases	Sales	Share Balance September 30, 2017
Enzo Biochem, Inc. (United States)	3,312,792	126,957	367,236	3,072,513
MagnaChip Semiconductor Corp. (South Korea)	-	2,469,554	-	2,469,554
Navios Maritime Containers, Inc. (Norway)	-	1,708,000	-	1,708,000
Retail Holdings NV (Hong Kong) *	270,723	-	270,723	-
Songa Bulk AS (Norway)	-	2,148,278	-	2,148,278

Issuer	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value September 30, 2017
Enzo Biochem, Inc. (United States)	$1,991,499	$9,842,483	$-	$32,169,211
MagnaChip Semiconductor Corp. (South Korea)	-	6,306,606	-	28,029,438
Navios Maritime Containers, Inc. (Norway)	-	895,872	-	9,435,872
Retail Holdings NV (Hong Kong) *	3,194,361	(1,981,201)	-	–
Songa Bulk AS (Norway)	-	633,963	-	11,247,811
	$5,185,860	$15,697,723	$-	$80,882,332

* Issuer was no longer an affiliate as of September 30, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Evermore  Evermore Funds Trust

By (Signature and Title)* /s/ Eric LeGoff
Eric LeGoff, Chief Executive Officer/President

Date  November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric LeGoff
Eric LeGoff, Chief Executive Officer/President

Date  November 27, 2017

  By (Signature and Title)*/s/ Bart Tesoriero
Bartholomew Tesoriero, Chief Financial Officer/Treasurer

Date  November 27, 2017

* Print the name and title of each signing officer under his or her signature.